As filed with the  Securities  and Exchange  Commission on     February 28,
1997      Securities  Act  File No.  33-92712  Investment  Company  Act File No.
811-9050

==============================================================================

                                     SECURITIES AND EXCHANGE COMMISSION
                                           Washington, D.C. 20549


                                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
    X

        Pre-Effective Amendment No.

        Post-Effective Amendment No.     6
   X

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
   X
        Amendment No.      10
   X
                                               PANORAMA TRUST
                             (Exact Name of Registrant as Specified in Charter)

                                    One Exchange Place, Boston, MA 02109

Registrant's Telephone Number, including Area Code:     011-171-972-6800

Name and Address of Agent for Service:                               Copies to:
   Gail A. Hanson, Esq.                                   Joseph P. Barri, Esq.
Panorama Trust  Hale and Dorr
One Exchange Place                                              60 State Street
Boston, MA.  02109                                            Boston, MA. 02109


     Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

        It is proposed that the filing will become effective:

              immediately upon filing pursuant to paragraph (b) on __________ pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a)(1)
             on pursuant to paragraph (a)(1) X 75 days after filing pursuant to paragraph (a)(2)
             on __________ pursuant to paragraph (a)(2) of Rule 485.


     The Registrant previously has filed a declaration of indefinite registration of its shares, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant's Rule 24f-2 Notice for the fiscal year
ended  December  31,    1996 was filed on February 26, 1997.



                                               EXPLANATORY NOTE

     This Post-Effective Amendment relates only to Pictet Eastern European Fund, a series of Panorama Trust (the "Trust"). The prospectus and statement of additional information of Pictet Global Emerging Markets Fund and Pictet International Small Companies Fund, series of the Trust are incorporated by reference to Post-Effective Amendment Nos. 4 and 5, respectively and are not affected by this Post-Effective Amendment.

                                               PANORAMA TRUST

                                       PICTET EASTERN EUROPEAN FUND

                                                 FORM N-1A

                                           CROSS REFERENCE SHEET

                                          PURSUANT TO RULE 485 (a)




Part A.
Item No.                                                     Prospectus Caption

1.      Cover Page                                                  Cover Page

2.      Synopsis                                          Expenses of the Fund

3.      Condensed Financial Information                         Not Applicable

4.      General Description of Registrant              Investment Objective and
                                                           Policies; Investment
                                                      Techniques; Risk Factors;
                                                           General Information

5.      Management of the Fund                          Management of the Fund;
                                                      Dividends, Distributions,
                                                  Taxes and Other Information;
                                                            General Information

5A.     Management's Discussion of                             Not Applicable
        Fund Performance

6.      Capital Stock and Other Securities      Purchase of Shares; Redemption
                                                  of Shares; Exchange of Shares
                                                           Valuation of Shares;
                                                      Dividends, Capital Gains
                                                        Distribution and Taxes;
                                                            General Information

7.      Purchase of Securities Being Offered                 Purchase of Shares

8.      Redemption or Repurchase                Redemption of Shares; Exchange
                                                                      of Shares

9.      Pending Legal Proceedings                                Not Applicable



Part B. Statement of Additional
Item No.                                                   Information Caption

10.     Cover Page                                               Cover Page

11.     Table of Contents                                     Table of Contents

12.     General Information and History                Investment Objective and
                          Policies; General Information

13.     Investment Objectives and Policies            Investment Objective and
                                                           Policies; Investment
                                                                   Limitations

14.     Management of the Registrant                  Management of the Fund;
                          Investment Advisory and Other
                                                                     Services

15.     Control Persons and Principal Holders of Securities
   Management of the Fund;
                                                  Investment Advisory and Other
                                                                    Services

16.     Investment Advisory and Other Services          Management of the Fund;
                                                  Investment Advisory and Other
                                                        Services; Distributor

17.     Brokerage Allocation                            Portfolio Transactions

18.     Capital Stock and Other Securities           Organization of the Trust

19.     Purchase, Redemption and Pricing of      Purchase of Shares; Redemption
        Securities Being Offered                 of Shares; Exchange of Shares;
                                                  Net Asset Value Determination

20.     Tax Status                                       Additional Information
                                                              Concerning Taxes

21.     Underwriters                                               Distributor

22.     Calculation of Performance Data              Performance Calculations

23.     Financial Statements                                    Not Applicable

     Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.


                                               Subject to Completion
                                   Preliminary Prospectus dated __________, 1997


                                           PICTET EASTERN EUROPEAN FUND
                                  One Exchange Place Boston, Massachusetts 02109


                                             Prospectus - May 15, 1997

     Panorama Trust, a Massachusetts business trust (the "Trust"), is a no-load, diversified, open-end management investment company which currently offers shares of three series, one of which is the Pictet Eastern European Fund (the "Fund"). The investment objective of the Fund is capital appreciation. The Fund attempts to achieve this objective by investing in a carefully selected and continuously managed diversified portfolio consisting primarily of equity securities (including depositary shares and receipts and securities convertible into equity securities, such as warrants, convertible bonds, debentures or convertible preferred stock) of companies in Eastern Europe. Shares of the Fund are subject to investment risks, including the possible loss of principal. Shareholders redeeming shares held less than six months will be charged a 2% redemption fee paid to the Fund to offset transaction costs of buying and selling portfolio securities.

     This Prospectus, which should be retained for future reference, sets forth certain information that you should know before you invest. A Statement of Additional Information ("SAI") containing additional information about the Fund has been filed with the Securities and Exchange Commission. The SAI, dated May 15, 1997, as amended or supplemented from time to time, is incorporated by reference into this Prospectus. A copy of the SAI may be obtained, without charge, by calling the Trust at 514-288-0253.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                               EXPENSES OF THE FUND

     The following table illustrates the expenses and fees expected to be incurred by the Fund for the current fiscal year.

     Shareholder Transaction Expenses

     Sales                   Load                   Imposed                   on
Purchases.................................................................. NONE
Sales             Load             Imposed             on             Reinvested
Dividends.......................................................  NONE  Deferred
Sales
Load..........................................................................
NONE                                                                  Redemption
Fees............................................................................
2%*                                                                     Exchange
Fees...........................................................................
NONE


-------------------------
* Shares held six months or more are not subject to the redemption fee.


                                          Annual Fund Operating Expenses
                                      (as a percentage of average net assets)

Investment Advisory Fees........................................         1.25%
Other Expenses..................................................          .75%
                                                                          ----
Total Operating Expenses............................  ..........         2.00%
                                                                          ====

     __________________________ However, the investment adviser has voluntarily undertaken to waive its fees or to reimburse expenses as may be necessary to limit total operating expenses to 2.00% of the Fund's average net assets.


     .........The  purpose  of the  above  table is to  assist  an  investor  in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. "Other Expenses" is based on estimated amounts for the current fiscal year. Actual expenses may be greater or less than such estimates. For further information concerning the Fund's expenses see "Investment Adviser" and "Administrative Services."

     .........The  following example  illustrates the estimated expenses that an investor in the Fund would pay on a $1,000 investment over various time periods assuming (i) a 5% annual rate of return and (ii) redemption at the end of each time period.

                                                  1 Year           3 Years
                                                   $20             $63


     THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. THE ABOVE FIGURES ARE ESTIMATES ONLY. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                                               INVESTMENT OBJECTIVE

     The investment objective of the Fund is capital appreciation. The Fund pursues its objective by investing in a carefully selected and continuously managed diversified portfolio consisting primarily of equity securities (which include depositary shares and receipts and securities convertible into equity securities, such as warrants, convertible bonds, debentures or convertible preferred stock) of companies in Eastern Europe. All investments entail some risks (see "Risk Factors"), and there is no assurance that the investment objective of the Fund can be achieved.

                                                INVESTMENT POLICIES

     The Fund is designed for individuals and institutions who wish to diversify their investment programs in international equities to take advantage of opportunities in the newly reorganized capital and securities markets of Eastern Europe. The Fund normally will invest at least 65% of its assets in equity securities (which include depositary shares and receipts and securities convertible into equity securities) of companies located in, or which conduct a significant portion of their business in, countries which are generally considered to comprise Eastern Europe, i.e., the member countries of the former Warsaw Pact, including the European successor states of the former Soviet Union. These equity securities may include shares of other investment companies that invest primarily in Eastern European stocks. The Fund will focus on equity securities, but may also invest in debt securities of companies in Eastern
Europe. Such securities will have ratings within the four highest categories established by Moody's Investor Services ("Moody's"), Standard & Poor's Rating Service, a division of McGraw-Hill Companies, Inc. ("S&P"), or a similar nationally recognized statistical rating organizations ("NRSROs") or if not rated, be of comparable quality as determined by Pictet International Management Limited (the "Adviser"). The NSROs' description of these bond ratings are set forth in the Appendix to the Statement of Additional Information.

     It is expected that the Fund's initial investment activities will be focused on Hungary, the Czech Republic, Poland and Russia. These countries are already at a relatively advanced stage in their transition to a market-based economy. However, over time, the Fund may shift its investment focus to other Eastern European countries. The Adviser believes that their relatively well-developed capital and stock markets can handle transactions of a large enough size to permit fund investment. However, the trading volume of the stock exchanges in these markets may be substantially lower than that in developed markets, and the purchase and sale of portfolio securities may not always be made at an advantageous price or in a timely manner. The Adviser generally will decide when and how much to invest in these developing markets based upon its assessment of their continuing development.

     The Fund, in its portfolio, may include securities of companies located in, or which conduct a significant portion of their business in Eastern Europe. As noted above, investments in equity securities issued by companies in these "developing countries" or "emerging markets" involve exposure to economic structures that are generally less diverse and mature, with political systems that may have less stability than those of "developed countries."

     The Fund invests primarily in equity securities of companies, selected for their superior potential based on a series of macro- and micro- economic analyses, whose securities are listed on a securities exchange, have an established over-the-counter market or are "thinly traded." The selection of the securities in which the Fund will invest will not be limited to companies of any particular size, or to securities traded in any particular marketplace, and will be based only upon the expected contribution such security will make to achieving the Fund's investment objective.

     Portfolio Turnover. Since the Fund seeks capital appreciation, it will dispose of a security, regardless of the time it has been held, to realize gains, to avoid anticipated reductions of value, or to reduce or eliminate a position in a security which is no longer believed to offer the potential for suitable gains. Portfolio turnover is expected not to exceed an annual rate of 100% under normal circumstances. Such a turnover rate may reflect substantial short term trading and corresponding brokerage costs to the Fund.

                                                INVESTMENT STRATEGY

     The Adviser's approach in emerging markets aims to identify companies with strong or strengthening balance sheets, as defined by the improvement in their net working capital over time. Financial ratios (such as "current" ratios, "quick" ratios and net worth) should also be strong. In particular, the Adviser looks for companies with industrial capacity that is undervalued on an international basis. Companies should also have the ability to generate substantial excess cash flow which, in addition to funding growth, may be distributed to shareholders in the form of dividends. Valuation methods traditionally used in developed markets are not necessarily applicable in emerging and developing markets.

     The Adviser will usually undertake extensive financial research to compensate for the poor quality of financial and economic information available. In addition, company visits are normally made either by a member of the management team or by local advisers.

     In general, the Fund's investment portfolio will be chosen using a "bottom-up" investment strategy so that country exposures emerge as a result of an overall assessment of the best investment opportunities. However, the Adviser will seek to avoid excessive exposure to any one country and will take into account country risk in its assessment of individual investment opportunities.

                                               INVESTMENT TECHNIQUES

     Equity Securities. The Fund invests in equity securities of U.S. and foreign companies. Equity securities consist of exchange-traded, over-the-counter ("OTC") and unlisted common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, limited partnership interests and equity participations. The prices of the Fund's equity investments will change in response to stock market movements.

     Warrants and Convertible Securities. Warrants acquired by the Fund will entitle it to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price. The Fund's investments in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration dates. Convertible debt securities and preferred stock acquired by the Fund will entitle it to acquire the issuer's stock by exchange or purchase. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

     Depositary  Receipts.  The Fund may purchase American  Depositary  Receipts
("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and Global Depositary Shares ("GDSs") (collectively, "Depositary Receipts"). ADRs and ADSs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, GDSs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

     Debt Securities. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

     Privatizations. The Fund may invest in privatizations. The Fund believes that foreign government programs of selling interests in government-owned or controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation. The ability of U.S. entities, such as the Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

     Illiquid Securities. The Fund will not invest more than 15% of its net assets in securities that are illiquid as determined by the Adviser under the supervision of the Board of Trustees. An illiquid security is one which may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the security.

     Investment Companies. The Fund may invest up to 10% of its total assets in shares of other investment companies investing in securities in which it may otherwise invest. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the 1940 Act. In addition to the advisory fees and other expenses that the Fund bears directly in connection with its own operations, as a shareholder of another investment company the Fund would bear its "pro rata" portion of the other investment company's advisory fees and other expenses. Therefore, to the extent that the Fund invests in shares of other investment companies, the Fund's shareholders will be subject to expenses of such other investment companies, in addition to expenses of the Fund. The Fund also may incur a tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Fund.

     Strategic Transactions. The Adviser does not, as a general rule, intend to regularly enter into strategic transactions for the purpose of reducing currency and market risk, for two reasons. First, since financial derivatives in Eastern European markets currently must be tailor-made to the Fund's specifications, they are extremely costly and illiquid instruments, and as such do not offer a cost-effective way to reduce currency and market risk. Second, the Fund is intended for investors with a long-term investment horizon and it is the Adviser's view that any short-term losses due to fluctuations in local currencies or stock market values will be compensated over the long term by the capital appreciation of the portfolio securities. Notwithstanding the foregoing, the Adviser may, from time to time as circumstances dictate, engage in strategic transactions as described below.

     Currency Transactions. When the Fund needs to convert assets denominated in one currency to a different currency, it normally conducts foreign currency exchange transactions on a spot or cash basis at the prevailing rate in the currency exchange market. In addition, the Fund may engage in the following strategic currently transactions: (1) entering into privately traded forward foreign currency exchange contracts, (2) purchasing and selling exchange traded currency futures contracts and options on futures and (3) purchasing and writing exchange traded and OTC options on currency. Forward contracts and futures contracts create an obligation (and corresponding right) to purchase or sell a specified currency at an agreed price at a future date. Options on currency futures give the purchaser the right to assume a position in the underlying futures contract. Call and put options on currency give the purchaser the right to purchase or sell a specified currency at a designated exercise price by exercising the option before it expires.

     The Fund will enter into currency contracts for non-speculative purposes. For example, the Fund may use currency contracts to "lock in" the U.S. dollar price of a security that the Fund has contracted to purchase or sell. In addition, the Fund may use contracts involving the sale of currency to hedge against a decline in the value of portfolios securities denominated in that currency if the Advisor determines that there is a pattern of correlation between the two currencies. All forward and futures contracts involving the purchase of currency and all options written by the Fund will be covered by maintaining cash or liquid assets in a segregated account.

     The Fund's success in using currency contracts will usually depend on the Adviser's ability to forecast exchange rate movements correctly. If exchange rates move in an unexpected direction, the Fund may not achieve the intended benefits of, or may realize losses on, a currency contract.

     Options on Securities and Securities Indices. The Fund may purchase put and call options on securities traded on U.S. exchanges and, to the extent permitted by law, foreign exchanges. The Fund may purchase call options on securities which it intends to purchase in order to limit the risk of a substantial increase in the market price of such security. The Fund may purchase put options on particular securities in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option. Put options allow the Fund to protect unrealized gain in an appreciated security that it owns without selling that security. Prior to expiration, most options may be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transactions costs.

     The Fund may seek to enhance income or hedge against a decrease in its portfolio value by writing (i.e., selling) covered call options. A call option is "covered" if the Fund owns the optioned securities or has the right to acquire such securities without additional consideration, the Fund causes its custodian to segregate assets having a value sufficient to meet its obligations under the option, or the Fund owns an offsetting call option or other derivative contracts.

     The Fund may write covered put options in an attempt to realize enhanced income when it is willing to purchase the underlying security at the exercise price. A put option is "covered" if the Fund causes its custodian to segregate assets with a value not less than the exercise price of the option or holds a put option on the underlying security. The Fund also may purchase call options for the purpose of acquiring the underlying securities for its portfolio or purchase put options for hedging purposes. The Fund will not enter into any options on securities or securities indices if the sum of the initial margin deposits and premiums paid for any such option or options would exceed 5% of its total assets, and will not enter into options with respect to more than 25% of its total assets.

     Except as specified in the preceding pages and as described under "Investment Limitations" in the SAI, the Fund's investment objective and policies are not fundamental, and the Board may change such policies without shareholder approval.

     Temporary Investments. As determined by the Adviser, for temporary defensive purposes when market conditions warrant, the Fund may invest up to 100% of its total assets in the following: (1) high-quality (that is, rated Prime-1 by Moody's or A-1 or better by S&P or, if unrated, of comparable quality, (as determined by the Adviser) money market securities, denominated in U.S. dollars or in the currency of any foreign country, issued by entities organized in the U.S. or any foreign country; (2) short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. Government or the governments of foreign countries, their agencies or instrumentalities; (3) finance company and corporate commercial paper, and other short-term corporate obligations; obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks; and (4) repurchase agreements with banks and broker-dealers with respect to such securities.

     Repurchase Agreements. The Fund may enter into repurchase agreements. A repurchase agreement consists of the sale to the Fund of a debt obligation together with an agreement to have the selling counterparty repurchase the security at a specified future date and repurchase price. If a repurchase agreement counterparty defaults on its repurchase obligation, the Fund may, under some circumstances, be limited or delayed in disposing of the repurchase agreement collateral, which could result in a loss to the Fund.

     Borrowing and Reverse Repurchase Agreements. The Fund may borrow money from banks or through reverse repurchase agreements solely for temporary or emergency (and not for leverage) purposes. The aggregate amount of such borrowings and reverse repurchase agreements may not exceed one-third of the Fund's total assets.

                                                   RISK FACTORS

     All investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's securities, including general economic conditions, market factors and currency exchange rates. An investment in the Fund is not intended as a complete investment program.

     Foreign Securities. The Fund may purchase securities of issuers located in any foreign country, consistent with its investment objective. Investing in securities issued by companies and governments of foreign nations involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher, non-negotiable commission rates on foreign portfolio transactions, longer settlement periods, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital. Also, changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities in the Fund's portfolio which are denominated or quoted in currencies other than the U.S. dollar. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Moreover, the dividend or interest income or gain from the Fund's foreign portfolio securities may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.

     These risks are often heightened for investments in certain Eastern European countries as well as other developing or emerging markets, where the risks include the possibility that such countries may revert to a centrally planned economy. Developing countries may also impose restrictions on the Fund's ability to repatriate investment income or capital. Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may adversely affect certain aspects of the operations of the Fund.

     Some of the currencies in emerging markets have experienced, and may in the future experience, devaluations relative to the U.S. dollar, and major adjustments may be made periodically in such currencies. Certain developing countries face serious exchange constraints.

      Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments and are dependent on foreign economic assistance. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

     In many emerging markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States.

         For more information regarding Risk Factors see Appendix.

                                                PURCHASE OF SHARES

     Shares of the Fund are sold without a sales commission on a continuous basis to the Adviser (or its affiliates) or to other institutions (the "Institutions") acting on behalf of the Institution's or an affiliate's clients, at the net asset value per share next determined after receipt of the purchase order by the transfer agent. See "Valuation of Shares." The minimum initial investment for the Fund is $100,000; the minimum for subsequent investments for the Fund is $10,000. The Fund reserves the right to reduce or waive the minimum initial and subsequent investment requirements from time to time. Beneficial ownership of shares will be reflected on books maintained by the Adviser or the Institutions.. A prospective investor wishing to purchase shares in the Fund should contact the Adviser or his or her Institution.

     Purchase orders for shares are accepted only on days on which both the Adviser and the Federal Reserve Bank of New York are open for business. It is the responsibility of the Adviser or Institution to transmit orders for shares purchased to First Data Investor Services Group, Inc. ("FDISG"), the Fund's transfer agent, and deliver required funds to [NAME OF CUSTODIAN], the Fund's custodian, on a timely basis. Payment in cash for Fund shares must be made in federal funds immediately available to [ NAME OF CUSTODIAN ] by 12:00 noon Eastern time on the day after the purchase order is received by the transfer agent. Shareholders should contact the Adviser for appropriate purchase/wire procedures. Shareholders should also contact the Adviser for information on an in-kind purchase of Fund shares. See Purchase of Shares in the SAI.

     The Trust and its distributor reserve the right, in their discretion, to suspend the offering of shares of the Fund or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Fund. Purchases of the Fund's shares will be made in full and fractional shares of the Fund calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

     General. The issuance of shares is recorded on the books of the Trust. The transfer agent will send to each shareholder of record a statement of shares of the Fund owned after each purchase or redemption transaction relating to such shareholder. Neither the distributor, the Adviser nor the Institutions are permitted to withhold placing orders to benefit themselves by a price change.

     Distribution Agreement. First Data Distributors, Inc. (the "Distributor") is the principal underwriter and distributor of shares of the Fund pursuant to a distribution agreement with the Trust. The Distributor is located at 4400 Computer Drive, Westborough, Massachusetts 01581.

                                               REDEMPTION OF SHARES

     Shares of the Fund may be redeemed at any time, without cost (except as described below), at the net asset value of the Fund next determined after receipt of the redemption request by the transfer agent. The net asset value of redeemed shares may be more or less than the purchase price of the shares depending on the market value of the investment securities held by the Fund. An investor wishing to redeem shares should contact the Adviser or his or her Institution. It is the responsibility of the Adviser or Institution to transmit promptly redemption orders to the transfer agent.

     If a shareholder redeems shares of the Fund (including shares to be exchanged), which have been held for less than six months, the Trust will deduct from the proceeds a redemption charge of 2% of the amount of the redemption. This amount is retained by the Fund to offset the Fund's costs of purchasing and selling securities.

     Payment of the redemption proceeds will ordinarily be made by wire within one business day, but in no event more than three business days, after receipt of the order in proper form by the transfer agent. The Fund may suspend the right of redemption or postpone the date of payment at times when the New York Stock Exchange (the "Exchange") is closed, or under any emergency circumstances as determined by the Securities and Exchange Commission (the "Commission"). See "Valuation of Shares" for the days on which the Exchange is closed.

     If the Board determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash in conformity with applicable rules of the Commission. Investors may incur brokerage charges on the sale of portfolio securities received as a redemption in kind.

     The Fund reserves the right, upon 30 days' written notice, to redeem an account in the Fund if the net asset value of the account's shares falls below $100,000 because of redemptions and is not increased to at least such amount within such 30-day period.

                                                EXCHANGE OF SHARES

     Shareholders may exchange shares of the Fund for shares of other series of the Trust based on the relative net asset values per share of the series at the time the exchange is effected. Currently, shares of the Fund may be exchanged for shares of Pictet Global Emerging Markets Fund and Pictet International Small Companies Fund. No sales charge or other fee is imposed in connection with exchanges  (except the  redemption  fee for shares  held less than six  months).
Before  requesting  an  exchange,   shareholders  should  obtain  and  read  the
prospectus of the series whose shares will be acquired in the exchange. Prospectuses can be obtained by calling the Trust at (514) 288-0253.

     All exchanges are subject to applicable minimum initial and subsequent investment requirements of the series whose shares will be acquired. In addition, an exchange is permitted only between accounts that have identical registrations. Shares of a series may be acquired in an exchange only if the shares are currently being offered and are legally available for sale in the state of the shareholder's residence.

     An exchange involves the redemption of shares of the Fund and the purchase of shares of another series. Shares of the Fund will be redeemed at the net asset value per share of the Fund next determined after receipt of an exchange request in proper form. Shareholders that are not exempt from taxation may realize a taxable gain or loss in an exchange transaction. See "Dividends, Capital Gains Distributions and Taxes."

     A shareholder wishing to exchange shares of the Fund should contact the Adviser or his or her Institution. The exchange privilege may be modified or terminated at any time subject to shareholder notification. The Trust reserves the right to limit the number of times an investor may exercise the exchange privilege.

                                                VALUATION OF SHARES

     The net asset value of the Fund is determined by dividing the total market value of its investments and other assets, less any of its liabilities, by the total outstanding shares of the Fund. The Fund's net asset value per share is determined as of the close of regular trading on the Exchange on each day that the Adviser and Exchange is open for business and the Fund receives an order to purchase or redeem its shares. Currently the Exchange is closed on weekends and the customary national business holidays of New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (or the days on which they are observed).

     Equity securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price as of the close of the Exchange's regular trading hours on the day the valuation is made. Generally, securities listed on a foreign exchange and unlisted foreign securities are valued at the latest quoted sales price available before the time when assets are valued. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted U.S. equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the asked and bid prices. The value of securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Board. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars last quoted by a major bank. One or more pricing services may be used to provide securities valuations in connection with the determination of the net asset value of the Fund.

                               DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     The Fund normally will distribute at least annually to shareholders substantially all of its net investment income and any net realized capital gain. Undistributed net investment income is included in the Fund's net assets for the purpose of calculating net asset value per share. Therefore, on the Fund's "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares of the Fund by an investor, although in effect a return of a portion of the purchase price, are taxable to the investor. Dividends or distributions will automatically be reinvested in additional shares of the Fund at the net asset value next determined after the dividend is declared unless a shareholder has requested that the cash value of the dividend be paid in accordance with instructions furnished by the shareholder.

FEDERAL TAXES

     The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification generally relieves the Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

     Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that the Fund distribute to its shareholders an amount at least equal to 90% of its investment company taxable income and 90% of its net tax-exempt interest income (if any) for such taxable year. In general, the Fund's investment company taxable income will be its net investment income, including interest and dividends, subject to certain adjustments, certain net foreign currency gains, and any excess of its net short-term capital gain over its net long-term capital loss, if any, for such year. The Fund intends to distribute as dividends substantially all of its investment company taxable income each year. Such dividends will be taxable as ordinary income to the Fund's shareholders who are not exempt from Federal income taxes, whether such income or gain is received in cash or reinvested in additional shares. Subject to the limitations prescribed in the Code, the dividends received deduction for corporations will apply to such ordinary income distributions only to the extent they are attributable to qualifying dividends received by the Fund from domestic corporations for the taxable year. It is anticipated that only a small part (if any) of the dividends paid by the Fund will be eligible for the dividends received deduction.

     Substantially all of the Fund's net long-term capital gain, if any, in excess of its net short-term capital loss will be distributed at least annually to its shareholders. The Fund generally will have no tax liability with respect to such gains and the distributions will be taxable to the shareholders who are not exempt from Federal income taxes as long-term capital gains, regardless of how long the shareholders have held the shares and whether such gains are received in cash or reinvested in additional shares.

     The impact of dividends or distributions which are expected to be declared or have been declared, but not paid, should be carefully considered prior to purchasing such shares. Any dividend or distribution paid shortly after a purchase of shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of a portion of the purchase price, is subject to tax. A taxable gain or loss may be realized by a shareholder upon redemption or transfer of shares of the Fund, depending upon the tax basis of such shares and their value at the time of redemption or transfer.

     It is expected that dividends, certain interest income and possibly certain capital gains earned by the Fund from foreign securities will be subject to foreign withholding taxes or other foreign taxes. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of equity or debt securities of foreign corporations, the Fund may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. If the Fund makes this election, the amount of such foreign taxes paid by the Fund will be included in its shareholders' income pro rata (in addition to any dividends and distributions actually received by them), and each shareholder who is subject to U.S. tax will generally, subject to certain limitations under the Code, be entitled (a) to credit a proportionate amount of such taxes against U.S. Federal income tax liabilities, or (b) if deductions are itemized, to deduct such proportionate amount from U.S. income.

     Miscellaneous. Dividends declared in October, November or December payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, in the event such dividends are paid during January of the following year.

     A 4% nondeductible excise tax is imposed under the Code on regulated investment companies that fail to currently distribute for each calendar year specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) earned in specified periods. The Fund expects that it will generally make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income for each calendar year to avoid liability for this excise tax.

     The foregoing summarizes some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situations.

     The foregoing discussion of tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, which are subject to change.

     Shareholders will be advised at least annually as to the Federal income tax consequences of the Fund's distributions.

     The Fund will be required in certain cases to withhold and remit to the United States 31% of taxable dividends (including capital gain distributions) or gross proceeds realized upon a redemption or other sale of shares paid to shareholders who are subject to this "backup withholding" because they have failed to provide a correct, certified taxpayer identification number in the manner required, have received IRS Notice of their failure properly to include on their return payments of taxable interest or dividends, or have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

STATE AND LOCAL TAXES

     Shareholders may also be subject to state and local or foreign taxes on distributions from, or the value of an investment in, the Fund. A shareholder should consult with a tax adviser with respect to the tax status of an investment in or distributions from the Fund in a particular state, locality or other jurisdiction that may impose tax on the shareholder.

                                              MANAGEMENT OF THE FUND

     The Board of Trustees has overall responsibility for the management of the Fund under the laws of the Commonwealth of Massachusetts governing the responsibilities of trustees of business trusts. The SAI identifies and provides information about the Trustees and officers of the Trust.

INVESTMENT ADVISER

     The Trust, on behalf of the Fund, has entered into an investment advisory agreement with Pictet International Management Limited. Subject to the control and supervision of the Trust's Board and in conformance with the stated investment objective and policies of the Fund, the Adviser manages the investment and reinvestment of the assets of the Fund. The Adviser's advisory and portfolio transaction services also include making investment decisions for the Fund, placing purchase and sale orders for portfolio transactions and employing professional portfolio managers and security analysts who provide research services to the Fund. The Adviser is entitled to receive from the Fund for its investment services a fee, computed daily and payable monthly, at the annual rate of 1.25% of the average daily net assets of the Fund.

     The Adviser is an affiliate of Pictet & Cie (the "Bank"), a Swiss private bank, which was founded in 1805. As of December 31, 1996, the Bank managed in excess of $50 billion for institutional and private clients. The Bank is owned by seven partners. The Adviser was established in 1980 and manages institutional investment funds with a particular emphasis on the investment needs of U.S. and international institutional clients seeking to invest in the international fixed income and equity markets. Registered with the Commission in 1981 and regulated by the Investment Management Regulatory Organization, Pictet's London office has managed international portfolios for U.S. tax-exempt clients since 1981 and U.K. pension funds since 1984. Pictet currently manages approximately [$ ] billion for more than [ ] accounts.

     Yves J.B. Kuhn, who is a Senior Investment Manager of the Adviser, is the portfolio manager of the Fund. Prior to joining the Adviser in 19__, he spent three years in consultancy and industry, essentially concerned with the restructuring and cost savings programs of major utility and consumer goods companies. In 1994, he was key in creating the First Russian Frontiers Trust, listed on the London Stock Exchange and in 1995, he launched the Pictet Targeted Fund-Eastern Europe, registered in Luxembourg.

ADMINISTRATIVE SERVICES

     FDISG serves as the Trust's administrator, accounting agent and transfer agent and in that capacity supervises the Trust's day-to-day operations, other than management of the Fund's investments. FDISG is a wholly owned subsidiary of First Data Corporation. For its services as accounting agent, FDISG is entitled to receive a fee from the Trust computed daily and payable monthly at the annual rate of .04% of the aggregate average daily net assets of the Trust, subject to a $50,000 annual minimum from the Fund. For administrative services, the FDISG is entitled to receive $220,000 per annum from the Trust. In addition, for its services as transfer agent, FDISG is to be paid separate compensation.

     FDISG is located at One Exchange Place, Boston, Massachusetts 02109.

EXPENSES

     The Fund  bears its own  operating  expenses  including:  taxes;  interest;
miscellaneous fees (including fees paid to Board members); Commission fees; state Blue Sky fees; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; amortization of organizational costs; investment advisory fees; administration fees; charges of the custodian, any sub-custodians and the transfer and dividend agent; certain insurance premiums; outside auditing, pricing and legal expenses; costs of shareholders' reports and meetings; and any extraordinary expenses. The Fund also pays for brokerage fees and commissions, if any, in connection with the purchase and sale of its portfolio securities.

     The Adviser has voluntarily undertaken not to impose its fees or to make any other arrangements necessary to limit total ordinary operating expenses of the Fund to 2.00% of the Fund's average daily net assets. The Adviser may modify or terminate this undertaking at any time.

                                             PERFORMANCE CALCULATIONS

     The Fund may advertise or quote total return data from time to time. Total return will be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total return reflects the average annual percentage change in value of an investment in the Fund over the measuring period. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividends and capital gain distributions made by the Fund during the period are reinvested in Fund shares.

     The Fund may compare its total return to that of other investment companies with similar investment objectives and to stock and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds or investments similar to the Fund. For example, the total return of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., Micropal and the International Financial Corporation Composite Index. Total return and other performance data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in local or regional publications, may also be used in comparing the performance of the Fund.

     Performance quotations will represent the Fund's past performance, and should not be considered as representative of future results. Since performance will fluctuate, performance data for the Fund should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield/return for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in the Fund, portfolio maturity, operating expenses and market conditions. Any fees charged by the Adviser or Institutions to their clients will not be included in the Fund's calculations of total return.

                                                GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

     The Trust was organized as a Massachusetts business trust on May 23, 1995. The Declaration of Trust authorizes the Trustees to classify and reclassify any unissued shares into one or more series and classes of shares. Currently, the Trust has three series, one of which is the Fund. Each series currently has only one class of shares. The Trust offers shares of beneficial interest, $.001 par value, for sale to the public. When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full share owned and proportionate, fractional votes for fractional shares held. Under Massachusetts law and the Declaration of Trust, the Trust is not required and does not currently intend to hold annual meetings of shareholders for the election of Trustees except as required under the 1940 Act. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office has been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. In addition, the Trust will assist shareholders who meet certain criteria in communicating with other shareholders in seeking the holding of such meeting.

     Shareholder inquiries should be addressed to the Trust at the address or telephone number stated on the cover page.

CUSTODIAN

                  [ NAME OF CUSTODIAN AND ADDRESS ]


INDEPENDENT ACCOUNTANTS

     Coopers & Lybrand L.L.P., located at One Post Office Square, Boston, Massachusetts 02109, serves as independent accountants for the Trust and will audit its financial statements annually.


COUNSEL

         Hale and Dorr serves as counsel to the Trust.


REPORTS

     Shareholders receive unaudited semi-annual financial statements and audited annual financial statements.

==============================================================================
                                                         D

                                                     APPENDIX


                                                   RISK FACTORS

     Investing in securities in Eastern Europe (the "Region") involves certain considerations not usually associated with investing in securities of issuers in more developed capital markets including (i) political and economic considerations, (ii) the small size of the markets for securities in the Region and the low or non-existent volume of trading and (iii) certain policies which may restrict the Fund's investment opportunities. In addition, accounting and financial reporting standards are not equivalent to Generally Accepted Accounting Principles or International Accounting Standards.

     Political and General Economic Risks. The governments of the countries of the Region are currently implementing reforms directed at political and economic liberalization, including efforts to decentralize the economic decision making process, to move towards a more market-oriented economy and to foster a multi-party political system. There can be no assurance that these reforms will continue or, if continued, will achieve the goals set by the governments in the Region. In addition, there is uncertainty whether current political trends in the Region will continue, thereby allowing governments to continue to liberalize their political and economic environment. Countries in the Region may be subject to a great amount of social, political and economic instability resulting from, among other things:

     (i) attempted or actual changes in government through extra-constitutional means;

     (ii) popular unrest associated with demands for improved political, economic and social conditions; and

     (iii) hostile relations with neighboring countries or territories.

     The Region's countries have historically engaged in a significant amount of trade with each other. Often such trade is barter-based, utilizing products that might not be marketable in the West.

     Some of the Region's countries have a substantial external debt. Some governments have entered into debt restructuring agreements with foreign creditors and some are currently in negotiations about rescheduling their debt. There can be no assurance that such negotiations will reach a successful conclusion. Moreover, in many cases it may be necessary to adopt economic policies to facilitate debate service requirements, such as taking steps to control inflation, and these policies may lead to periods of lower economic growth.

     In addition to the specific risks of investing in the Region discussed herein, the results of the Fund's activities may be affected by general economic conditions in the Region. The economies of the countries in the Region have been characterized by declining real Gross Domestic Product ("GDP") (although the trend is now improving), high inflation, rising unemployment and declining personal income (in real terms). Countries in the Region lack a developed infrastructure. Telecommunications generally are poor and banks and financial systems are not well developed. There is a limited supply of domestic savings in the Region and businesses can experience difficulty in obtaining working capital.

     Currency Risk. Many of the Region's currencies are not fully convertible. In addition, the currencies of some of the countries in the Region have depreciated in value substantially against the U.S. dollar and may depreciate further in the future. Since the net asset value of the Fund will be calculated and reported in U.S. dollars, further depreciation in these currencies could have an adverse impact on the performance of the Fund.

     Fiscal. Changes in local exchange control regulations, tax laws, withholding taxes and economic or monetary policies may also affect the value of an investment in the Fund. In particular, certain changes may give rise to a capital gains tax liability on certain of the Fund's investment gains.

     The tax laws and regulations are often unclearly drafted and difficult for companies to comply with, with the consequence that a company may incur penalties (sometimes substantial) despite using all reasonable efforts to ensure compliance. The tax laws and regulations may be given retroactive effect. This may result in imposition of additional tax liabilities which are not taken into account when calculating the Fund's net asset value prior to the date of such change.

     Lack of Market Economy. Businesses in the Region do not have an established history of operating within a market-oriented economy. Relative to companies operating in western economies, companies in the Region are, in general, characterized by a lack of (i) management with the experience of operating in the free market environment, (ii) modern technology and (iii) a sufficient capital base with which to develop and expand their operations.

     Illiquidity of Investments. The securities in which the Fund may invest may not be listed or traded on any securities market for the foreseeable future and, in some cases, may not be registered for resale under the securities laws of any country. Many jurisdictions in the Region are in the process of developing stock exchanges and formulating rules and regulations. It is unlikely that stock exchanges in the Region will, in the foreseeable future, offer the liquidity available in western securities markets. Accordingly, there may be no readily available market for the timely liquidation of investments made by the Fund.

     Possible Business Failures. The risk to the investor of potential business failures in the Region is increased given the generally poor level of financial information which is available relative to standards of such information for western companies. However, the Fund has a diversified portfolio to limit this potential risk.

     Reporting Standards. Accounting standards in the Region do not generally correspond to Generally Accepted Accounting Principles or International
Accounting Standards. In addition, auditing requirements and standards differ from those generally accepted in the international capital markets. Accordingly, the Adviser may have access to less financial information on investment candidates and the Fund's investments than would normally be the case in more sophisticated markets.

     Environmental Risks. The lack of environmental controls in the Region has led to widespread pollution of the air, ground and water resources. The legislative framework for environmental liability and the extent of any exposure of businesses to the costs of pollution clean-up have not been fully established. Accordingly, the extent of the responsibility, if any, for pollution-related liabilities of any business may not be determinable at the time the Fund is considering an investment. Environmental liability could have a significant adverse effect on the performance of companies in which the Fund invests.

     Legal Risks. The rate of legislative change in the Region has been and is likely to continue to be rapid and the content of proposed legislation when eventually adopted into law is difficult or impossible to predict. It is similarly difficult to anticipate the impact of legislative reforms on the companies in which the Fund will invest. Although there is significant political support for legislative change to facilitate and reinforce movement to a market economy, it is not certain that legislation when enacted will advance these objectives either consistently or in a coherent manner. Moreover, it will be more difficult for the Fund to obtain effective redress or enforcement of its rights, in certain countries in the Region, than in western jurisdictions.

     Employment and labor legislation tends to be pro-employee, particularly in matters such as termination of employment, maternity benefits, overtime restrictions and trade union participation. In addition, although substantial revisions to the commercial law of Russia have been enacted, the judicial and civil procedure system in the Region has not been modernized to a material extent. As a result, not only do courts lack experience in commercial dispute resolution, but many of the procedural remedies for enforcement and the protection of legal rights typically found in western jurisdictions are not available in the Region.

     Company law in the countries in the Region may not contain the same pre-emption provisions as would normally exist in more developed countries. The companies in which the Fund invests may issue further shares at a discount to the market value thereby diluting the Fund's interest.

     Specific risks associated with the legal systems in the Region include (i) the untested nature of the independence of the judiciary and its immunity from economic, political or nationalistic influences; (ii) inconsistencies between and among laws, statutory provisions, decrees, orders, resolutions and regulations; (iii) the lack of well-developed judicial or administrative guidance on interpreting the applicable rules; (iv) a high degree of discretion on the part of governmental authorities; (v) the lack of procedural remedies for enforcement and protection of legal rights typically found in western jurisdictions; (vi) legislation issued by different executive, legislative and administrative bodies being subject to change in status in relation to other legislation; and (vii) legislation and decisions of state bodies being issued with retrospective effect which annul or amend earlier legislation, procedures, decisions or possible interpretations thereof.

     The laws in the Region regulating ownership, control and corporate governance of companies as well as protection of minority shareholders have been adopted very recently and have virtually never been tested in the courts. Disclosure and reporting requirements are minimal and anti-fraud and insider trading legislation, as it is understood in more developed markets, is generally rudimentary. The concept of fiduciary duties on the part of management or directors to their companies as a whole is limited. The regulation of nominees in certain securities markets in the Region is not well-developed and in some cases there is no developed uniform understanding of how nominees are to be treated in practice by market regulators, registrars of securities and the taxation authorities. The regulatory requirements for participants in the securities markets in the Region as well as the structure of relevant regulatory authorities are subject to constant change. This may result in challenges to the validity of any license, permission, consent or registration which is required in the context of trades in securities in the particular country and which were originally obtained in compliance with the laws.

     Issuers in certain of the countries in the Region are allowed by law to restrict the rights of foreign investors to participate in the subscription of securities. This may result in the disenfranchisement of foreign investors in respect of their rights to participate in bonus issues, rights issues or other corporate actions. This may in turn result in dilution of holdings and loss of voting powers.

     Speculative Nature of Investments. The Fund's portfolio will be subject to risks similar to those inherent in development or venture capital investment. Investment in unlisted companies is more speculative and involves a higher degree of risk than is normally associated with equity investment on established stock exchanges.

     Settlement and Custodial Default. Prospective investors should be aware that settlement and safe custody of securities in the Region involves certain risks and considerations which do not normally apply when settling transactions and providing safe custody services in more developed countries, including:

     (i) inadequate governmental supervision and regulation of the securities markets and the participants in those markets;

     (ii) inefficient clearing or settlement systems;

     (iii) possible limitations to foreign ownership imposed by governments; and

     (iv) difficult access to share ownership records.

     Neither the Fund nor the  Adviser  can  guarantee  that  sub-custodial  and
counterparty  risk  will  be  eliminated,   nor  will  the  Adviser  accept  any
responsibility for such risk.

     Verification and perfection of legal ownership in securities differs in the countries in the Region and is less effective than in western jurisdictions. In certain countries, for example, securities are only issued in bearer form. As a result, the risks associated with safe custody are greater. In other countries, no certificates are issued and legal ownership of shares is perfected through registration either in the share register of the company or at a central depository, in either case by a third party over whom neither the Fund nor the Adviser may have control.

     In certain countries in the Region, the market practice is settlement against production of evidence of title to securities in the form of extracts from the shareholders' register. Such extracts do not in themselves constitute securities or constitute definitive evidence of title or ownership rights. As such, these extracts do not guarantee that title to the securities has in fact passed. In addition, fraudulent or incorrect registration may result in title being removed from the securities register of an issuer. Access to securities registers may also be limited and therefore be difficult to check.

     Furthermore, management of certain issuers may view the securities registration process as a manifestation of their control over the issuers and either refuse to register transfers involving foreign owners or delay the registration process indefinitely.

     Many of the Fund's transactions are undertaken through local brokers in the Region and the Fund is subject to the risk of default by such brokers.

                          PICTET EASTERN EUROPEAN FUND

                               One Exchange Place
                           Boston, Massachusetts 02109



                                   Prospectus
                               Dated May 15, 1997

     Investment Adviser Administrator and Transfer Agent

     Pictet International Management Limited First Data Investor Services Group, Inc. Cutlers Garden One Exchange Place 5 Devonshire Square Boston, MA 02109 London, United Kingdom EC2M 4LD Distributor

     First Data Distributors, Inc. 440 Computer Drive Westboro, MA 01581


                                Table of Contents

     Page Page



Expenses of the Fund......................      2    Exchange of
Shares.......................................  10
Investment Objective and Policies.........      3    Valuation of
Shares....................................    10
Investment Strategy...........................
4......................................................Dividends,
Capital Gain Distributions and Taxes......    11
Investment Techniques.....................      4    Management of the
Fund.................................    12
Risk Factors..............................      7    Performance
Calculations...............................    14
Purchase of Shares........................      8    General
Information....................................    14
Redemptions of Shares.....................      9    Appendix-Risk
Factors..................................   A-1


No person has been authorized to give any information or to make any representations not contained in this Prospectus, or in the Trust's Statement of Additional Information, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its Distributor. This Prospectus does not constitute an offering by the Trust or the Distributor in any jurisdiction in which such offering may not lawfully be made.

                              Subject to Completion
                  Preliminary Prospectus dated __________, 1997


                          PICTET EASTERN EUROPEAN FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                  May 15, 1997


 .........This Statement of Additional Information is not a prospectus but should be read in conjunction with Panorama Trust's (the "Trust") Prospectus for Pictet Eastern European Fund (the "Fund") dated May 15, 1997 (the "Prospectus").
To obtain the Prospectus, please call the Trust at 514-288-0253.

     .........Capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings given to them in the Prospectus.



     Table of Contents Page

         Investment Objective and Policies..........................        2
         Purchase of Shares.........................................       10
         Redemption of Shares.......................................       11
         Investment Limitations.....................................       11
         Management of the Fund......................................       12
         Investment Advisory and Other Services......................       14
         Distributor................................................       15
         Portfolio Transactions....................................       15
         Additional Information Concerning Taxes......................       15
         Performance Calculations....................................       19
         General Information......................................       19
         Appendix - Description of Ratings and U.S. Government Securities

                        INVESTMENT OBJECTIVE AND POLICIES

         The following policies supplement the investment objective and policies set forth in the Prospectus:

         Depositary Receipts. The Fund may purchase American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and Global Depositary Shares ("GDSs"), (collectively, "Depositary Receipts"). ADRs and ADSs are typically issued by a U.S. bank or trust company to evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

         Convertible Securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in the right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

         When-Issued and Forward Commitment Transactions. The Fund may purchase when-issued securities and enter into other forward commitments to purchase or sell securities. The value of securities purchased on a when-issued or forward commitment basis may decline between the purchase date and the settlement date.

         Warrants. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

         Preferred Stock. Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Preferred stock dividends must be paid before common stock dividends and, for that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

         Foreign Investments. International investments are subject to a variety of risks of loss beyond the risks ordinarily associated with investing in the U.S. and other mature securities markets. The discussion of risks set forth below refers to the better understood risks of investing in less developed markets but is not intended, and should not be assumed, to be a complete list of all possible risks. Although the Board of Trustees, the Adviser, and the Custodian and subcustodians each review and attempt to minimize the risks of which they are aware, and even if neither the Trustees nor any service provider to the Fund has failed to fulfill its duties to the Fund, it is entirely possible that the Fund may lose some or all of its investment in one or more securities in an emerging or politically unstable market. An example of such a loss may involve a fraud in a foreign market not reasonably preventable by the service providers, notwithstanding oversight by the Trustees and procedures of each service provider generally considered to be adequate to prevent such a fraud. In any such case, it is likely that the Fund would not be reimbursed for any such loss.

         Investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies. Because the stocks of foreign companies are frequently denominated in foreign currencies, and because the Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Fund permit the Fund to enter into forward foreign currency exchange contracts in order to hedge its holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

         Because foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable to those of domestic companies, there may be less information available about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in foreign countries.

         Although the Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes on dividend and interest income and, in some cases, also tax certain capital gains. Although in some countries a portion of these taxes are reduced under applicable income tax treaties and/or are recoverable, the non-recovered portion of foreign taxes will reduce the income received or returned from foreign companies the stock or securities of which are held by the Fund.

         Brokerage commissions, custodial services, and other services relating to investment in foreign securities markets are generally more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

         In addition, excess cash invested with depository institutions domiciled outside the continental United States, as with any offshore deposits, may be subject to both sovereign actions in the jurisdiction of the depository institution and sovereign actions in the jurisdiction of the currency, including but not limited to freeze, seizure, and diminution. The risk associated with the repayment of principal and payment of interest on such instruments by the institution with whom the deposit is ultimately placed will be borne exclusively by the Fund.

         Other Investment Companies. The Fund may invest up to 10% of its total assets in securities issued by other investment companies investing in securities in which the Fund can invest, provided that such investment companies invest in portfolio securities in a manner consistent with the Fund's investment objective and policies. Applicable provisions of the 1940 Act require that the Fund limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 10% of the value of the Fund's total assets will be invested in the aggregate in securities of investment companies as a group; (b) the Fund and any company or companies controlled by the Fund will not own together more than 3% of the total outstanding shares of any one investment company at the time of purchase; and (c) the Fund will not invest more than 5% of its total assets in any one investment company. As a shareholder of another investment company, the Fund would bear its pro rata portion, along with other shareholders, of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

         Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the price at which the Fund has valued the securities and includes, among other securities, repurchase agreements maturing in more than seven days, certain restricted securities and securities that are otherwise not freely transferable. Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended ("1933 Act"). Illiquid securities acquired by the Fund may include those that are subject to restrictions on transferability contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but that would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

         In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments often are restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be resold readily or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that such investments are illiquid.

         Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities, however, could adversely affect the marketability of such portfolio securities and result in the Fund's inability to dispose of such securities promptly or at favorable prices.

         The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Adviser pursuant to guidelines approved by the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trades for the security, (ii) the number of dealers that quote prices for the security,
(iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers, and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Adviser monitors the liquidity of restricted securities in the Fund's portfolio and reports periodically on such decisions to the Board.

         Hedging and Risk Management Practices. In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts ("forward contracts") and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. The Fund also may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

         The Fund also may purchase other types of options and futures and may, in the future, write covered options, as described below and in the Prospectus.

         Forward Contracts. The Fund may enter into forward contracts to attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract, which is individually negotiated and privately traded by currency traders and their customers, involves an obligation to purchase or sell a specific currency for an agreed-upon price at a future date.

         The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or is expecting a dividend or interest payment in order to "lock in" the U.S. dollar price of a security, dividend or interest payment. When a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that currency for a fixed dollar amount.

         In connection with the Fund's forward contract purchases, the Fund's custodian will maintain in a segregated account cash, and/or liquid securities of any type or maturity with a value equal to the amount of the Fund's purchase commitments. Segregated assets used to cover forward contracts will be marked to market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future regulate them, and limit the ability of the Fund to achieve potential gains from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by the Fund than if it had not entered into such contracts. The Fund generally will not enter into a forward foreign currency exchange contract with a term greater than one year.

         While transactions in forward contracts may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of hedging positions, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position which is intended to be protected is imperfect, the desired protection may not be obtained, and the Fund may be exposed to risk of financial loss.

         Perfect correlation between the Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

         Futures Contracts and Options on Futures Contracts. To hedge against movements in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts and options on futures contracts. The Fund also may enter into closing purchase and sale transactions with respect to any such contracts and options. Futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices.

         The Fund will file a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets, before engaging in any purchases or sales of futures contracts or options on futures contracts. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the notice of eligibility will include the representation that the Fund would use futures contracts and related options for bona fide hedging purposes within the meaning of the CFTC regulations, provided that the Fund might hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions if the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets (after taking into account unrealized profits and unrealized losses on any such positions) and that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount might be excluded from such 5%.

         The Fund will attempt to determine whether the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. The Fund's futures transactions generally will be entered into only for traditional hedging purposes, i.e., futures contracts will be sold to protect against a decline in the price of securities or currencies and will be purchased to protect the Fund against an increase in the price of securities it intends to purchase (or the currencies in which they are denominated). All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade licensed and regulated by the CFTC or on foreign exchanges.

         Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting or "closing" purchase or sale transactions, which may result in a profit or a loss. While the Fund's futures contracts on securities or currencies will usually be liquidated in this manner, the Fund may make or take delivery of the underlying securities or currencies whenever it appears economically advantageous. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

         By using futures contracts to hedge its positions, the Fund seeks to establish more certainty then would otherwise be possible with respect to the effective price, rate of return or currency exchange rate on portfolio securities or securities that the Fund proposes to acquire. For example, when interest rates are rising or securities prices are falling, the Fund can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market with respect to anticipated purchases. Similarly, the Fund can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are denominated in such currency. The Fund can purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in such currency that the Fund has acquired or expects to acquire. Loss from investing in futures transactions by the Fund is potentially unlimited.

         As part of its hedging strategy, the Fund also may enter into other types of financial futures contracts if, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and such futures contracts. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities can be substantially offset by appreciation in the value of the futures position. However, any unanticipated appreciation in the value of the Fund's portfolio securities could be offset substantially by a decline in the value of the futures position.

         The acquisition of put and call options on futures contracts gives the Fund the right (but not the obligation), for a specified price, to sell or purchase the underlying futures contract at any time during the option period. Purchasing an option on a futures contract gives the Fund the benefit of the futures position if prices move in a favorable direction, and limits its risk of loss, in the event of an unfavorable price movement, to the loss of the premium and transaction costs.

         The Fund may terminate its position in an option contract by selling an offsetting option on the same series. There is no guarantee that such a closing transaction can be effected. The Fund's ability to establish and close out positions on such options is dependent upon a liquid market.

         The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, for maintaining their qualification as a regulated investment company for Federal income tax purposes.

         Options on Securities, Securities Indices and Currencies. The Fund may purchase put and call options on securities in which it has invested, on foreign currencies represented in its portfolio and on any securities index based in whole or in part on securities in which the Fund may invest. The Fund also may enter into closing sales transactions in order to realize gains or minimize losses on options it has purchased.

         The Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.

         The Fund may purchase and sell options traded on U.S. and foreign exchanges. Although the Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

         Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi)
discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         Although the Fund does not currently intend to do so, it may, in the future, write (i.e., sell) covered put and call options on securities, securities indices and currencies in which it may invest. A covered call option involves the Fund's giving another party, in return for a premium, the right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against the price decline of the underlying security. However, by writing a covered call option, the Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, the Fund's ability to sell the underlying security is limited while the option is in effect unless the Fund effects a closing purchase transaction.

         The Fund also may write covered put options that give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. The Fund will receive a premium for writing a put option but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to "cover" put options it has written, the Fund will cause its custodian to segregate cash, cash equivalents, U.S. Government securities or other liquid securities with at least the value of the exercise price of the put options. In segregating such assets, the custodian either deposits such assets in a segregated account or separately identifies such assets and renders them unavailable for investment. The Fund will not write put options if the aggregate value of the obligations underlying the put options exceeds 25% of the Fund's total assets.

         There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Fund's orders.

         While transactions in forward contracts, options, futures contracts and options on futures (i.e., "hedging positions") may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of hedging positions, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position which is intended to be protected is imperfect, the desired protection may not be obtained, and the Fund may be exposed to risk of financial loss.

         Perfect correlation between the Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

         Repurchase Agreements. The Fund may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by its Adviser. In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). The Fund would generally enter into repurchase transactions to invest cash reserves and for temporary defensive purposes. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

         The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, but the Adviser currently expects that repurchase agreements will mature in less than 13 months. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than 101% of the repurchase price including accrued interest. The Fund's administrator and the Adviser will mark to market daily the value of the securities purchased, and the Adviser will, if necessary, require the seller to deposit additional securities to ensure that the value is in compliance with the 101% requirement stated above. The Adviser will consider the creditworthiness of a seller in determining whether the Fund should enter into a repurchase agreement, and the Fund will only enter into repurchase agreements with banks and dealers which are determined to present minimal credit risk by the Adviser under procedures adopted by the Board of Trustees.

         In effect, by entering into a repurchase agreement, the Fund is lending its funds to the seller at the agreed upon interest rate, and receiving securities as collateral for the loan. Such agreements can be entered into for periods of one day (overnight repo) or for a fixed term (term repo). Repurchase agreements are a common way to earn interest income on short-term funds.

         The use of repurchase agreements involves certain risks. For example, if the seller of a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. Default by the seller would also expose the Fund to possible loss because of delays in connection with the disposition of the underlying obligations. If the seller of an agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Fund and therefore subject to sale by the trustee in bankruptcy. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying securities.

         Repurchase agreements that do not provide for payment to the Fund within seven days after notice without taking a reduced price are considered illiquid securities.

         Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement the Fund sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, the Fund is temporarily borrowing funds at an agreed upon interest rate from the purchaser of the security, and the sale of the security represents collateral for the loan. The Fund retains record ownership of the security and the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security by remitting an amount equal to the proceeds previously received, plus interest. In certain types of agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. These agreements, which are treated as if reestablished each day, are expected to provide the Fund with a flexible borrowing tool. Reverse repurchase agreements are considered to be borrowings by a fund under the Investment Company Act of 1940, as amended (the "1940 Act").

         The Adviser will consider the creditworthiness of the other party in determining whether the Fund will enter into a reverse repurchase agreement. Under normal circumstances the Fund will not enter into reverse repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 33 1/3% of the value of its total assets to be subject to such agreements.

         The use of reverse repurchase agreements involves certain risks. For example, the other party to the agreement may default on its obligation or become insolvent and unable to deliver the securities to the Fund at a time when the value of the securities has increased. Reverse repurchase agreements also involve the risk that the Fund may not be able to establish its right to receive the underlying securities.


                               PURCHASE OF SHARES

         The purchase price of shares of the Fund is the net asset value next determined after receipt of the purchase order by the transfer agent. The Fund and its distributor reserve the right in their sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments from time to time.

                              REDEMPTION OF SHARES

         The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (the "Exchange") is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

         If a shareholder redeems shares of the Fund which have been held less than six months (including shares to be exchanged), the Fund will deduct from the proceeds a redemption charge of 2% of the amount of the redemption. This amount is retained by the Fund to offset the Fund's costs of purchasing and selling securities. Redemption proceeds may be greater or less than the shareholder's initial cost depending on the market value of the securities held by the Fund.


                               PORTFOLIO TURNOVER

         The portfolio turnover rate of the Fund will depend upon market and other conditions and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate. Although the portfolio turnover rate may vary from year to year, the Adviser expects, during normal market conditions, that the Fund's portfolio turnover rate will not exceed 100%.


                             INVESTMENT LIMITATIONS

         The Fund is subject to the following restrictions which are fundamental policies and may not be changed without the approval of the lesser of: (1) 67% of the voting securities of the Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. The Fund will not:

         (1) enter into commodities or commodity contracts, other than financial and currency furtures contracts, options on futures contracts, options on securities, indices and currency, forward contracts, swaps and other financial or currency derivative contracts;

         (2) purchase or sell real estate (including real estate limited partnership interests), although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

         (3) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements and money market instruments, such as bankers acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed, (ii) by entering into repurchase agreements and (iii) through the lending of its portfolio securities;;

 (4)      purchase on margin or sell short except as permitted by the 1940 Act;

         (5) with respect to 75% of its total assets, at the time of purchase invest more than 5% of its total assets or purchase more than 10% of the outstanding voting securities of the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities);

         (6) issue senior securities, except that the Trust or the Fund may issue shares of more than one series or class, may borrow money in accordance with investment limitation (7) below and may enter into reverse repurchase agreements;

         (7) borrow money, except that the Fund may borrow money as a temporary measure for extraordinary or emergency purposes and may enter into reverse repurchase agreements in an amount not exceeding 331/3% of its total assets at the time of the borrowing;

     (8) underwrite  the securities of other issuers,  except to the extent that
the  purchase  and   subsequent   disposition   of  securities   may  be  deemed
underwriting;

         (9) acquire any securities of companies within one industry if, as a result of such acquisition, 25% or more of the value of the Fund's total assets would be invested in securities of companies within such industry; other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities.

         In addition, as non-fundamental policies, the Fund will not invest more than 15% of its net assets, at the time of purchase, in illiquid securities, including repurchase agreements which have maturities of more than seven days; the Fund will not make additional investments while borrowings representing more than 5% of the Fund's total assets are outstanding; and the Fund will not invest for the purpose of exercising control over management of any company.

         If a percentage restriction is adhered to at the time an investment is made, a later increase in percentage resulting from a change in value of assets will not constitute a violation of such restriction, except that any borrowings by the Fund that exceed the limitation set forth in investment limitation 7 above must be reduced to meet such limitation within the period required by the 1940 Act (currently three days, not including Sundays and holidays).


                             MANAGEMENT OF THE FUND

Board Members and Officers. The business and affairs of the Trust are managed under the direction of its Board. The Trust's officers, under the supervision of the Board, manage the day to day operations of the Trust. The Board Members set broad policies for the Trust and choose its officers. The following is a list of the Board Members and officers of the Trust and a brief statement of their principal occupations during the past five years. Each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk.




     Name, Address and Position Age Principal Occupation During Past Five Years


Jean G. Pilloud*, President                   53 Senior Manager of Pictet & Cie.
and Chairman
Pictet & Cie
29, Boulevard Georges-Favon
1204 Geneva
Switzerland

     Jean-Francois  Demole*  ,  Trustee  35 Chief  Executive  Officer  of Pictet
(Canada) & Company  Pictet Canada & Company Ltd.  Ltd.,  since March 1994;  Vice
President of Pictet & Cie, 1800 McGill  College  Avenue,  December 1990 to March
1994. Suite 2900 Montreal, Quebec H3A3J6

     Jeffrey P. Somers,* Trustee 54 Officer,  Director and Stockholder of Morse,
Barnes-Brown Morse, Barnes-Brown & Pendleton & Pendleton (law firm); Associate lawyer and Partner, 1601 Trapelo Road Gadsby & Hannah, prior to February 1995.
Reservoir Place Waltham, MA 02154

     Bruce W. Schnitzer, Trustee 53 Chairman of the Board of Wand Partners, Inc;
Director,  Wand Partners,  Inc.  Chartwell Re Corporation,  Life Partners Group,
Inc., 630 Fifth Avenue, Suite 2435 PennCorp Financial Group and AMRESCO Inc. New
York, NY 10111 David J. Callard, Trustee 58 President,  Wand Partners, Inc. Wand
Partners,  Inc. Director,  Waverly, Inc.; 630 Fifth Avenue, Suite 2435 Director,
Chartwell Re Corporation. New York, NY 10111

     Gail A. Hanson,  Secretary 55 Counsel,  First Data Investor Services Group,
Inc. Ms. First Data Investor  Services  Group,  Inc. Hanson has been employed by
First Data Investor  Services One Exchange  Place Group,  Inc.  since  September
1994. Previously, she was Boston, MA. 02109 employed as an Associate at Bingham,
Dana & Gould prior to 1994.

     Michael  C.  Kardok,  Treasurer  37 Vice  President,  First  Data  Investor
Services Group, Inc. First Data Investor Services Group, Inc. Mr. Kardok has been employed by First Data Investor One Exchange Place Services Group, Inc.
since May 1994. He was employed by Boston, MA 02109 The Boston Company Advisors,
Inc. as Vice President,  Assistant  Treasurer and Financial Manager prior to May
1994.



Remuneration of Board Members. The Trust pays each Board member (except those employed by the Adviser or its affiliates) an annual fee of $5,000 plus $500 for each Board and committee meeting attended and out-of-pocket expenses incurred in attending such meetings.


                               COMPENSATION TABLE

         The following table sets forth the compensation paid to the Trustees for the Trust for the fiscal year ended December 31, 1996. No compensation is paid to any officers of the Trust by the Fund.


                                                              PENSION OR
                                                              RETIREMENT
                                                               BENEFITS                         TOTAL
                                    AGGREGATE               ACCRUED AS PART                 COMPENSATION
                                   COMPENSATION            OF FUND EXPENSES                FROM THE TRUST
NAME OF PERSON AND POSITION       FROM THE TRUST                                          AND COMPLEX
PAID
                                                                                             TO TRUSTEES

David J. Callard                      $8,500                       0                           $8,500
     Trustee

Jean-Francois Demole                    0                          0                             $0
     Trustee

Jean G. Pilloud                         0                          0                             $0
     Trustee

Bruce W. Schnizter                    $8,500                       0                           $8,500
     Trustee

Jeffrey P. Somers                     $8,500                       0                           $8,500
     Trustee


                     INVESTMENT ADVISORY AND OTHER SERVICES

         As noted in the Prospectus, the Adviser is entitled to receive a fee from the Fund for its services, calculated daily and payable monthly, at the annual rate of 1.25% of the Fund's average daily net assets. Currently, the Adviser has voluntarily agreed not to impose its fees and to make any other arrangements necessary to assure that the net operating expenses of the Fund will not exceed 2.00% of the Fund's average daily net assets. The Adviser, located at Cutlers Garden, 5 Devonshire Square, London, England EC2M 4LD, is a wholly-owned subsidiary of Pictet (Canada) and Company Ltd. ("Pictet Canada"). Pictet Canada is a partnership, whose principal activity is investment accounting, custody and securities brokerage. Pictet Canada has two general partners, Pictet Advisory Services Overseas and FINGEST, and seven limited partners, each of whom is also a partner of Pictet & Cie, a Swiss private bank founded in 1805.

         Administrative  services  are  provided  to the  Trust  by  First  Data
Investor Services Group, Inc. ("FDISG"), pursuant to an administration agreement. See "Administrative Services" in the Prospectus for information concerning the substantive provisions of the administration agreement.

         Custody services are provided to the Fund by ____________.


                                   DISTRIBUTOR

     Shares of the Fund are distributed continuously and are offered without a sales charge by First Data Distributors, Inc. (the "Distributor") pursuant to a distribution agreement between the Trust and the Distributor. The Distributor is a wholly owned subsidiary of FDISG.


                             PORTFOLIO TRANSACTIONS

         The investment advisory agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Fund and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Fund. The Adviser, may, however, consistent with the interests of the Fund, select brokers on the basis of the research, statistical and pricing services they provide to the Adviser. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the investment advisory agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Fund and the Adviser's other clients.

         Some securities considered for investment by the Fund may also be appropriate for other clients of the Adviser. If the purchase or sale of securities is consistent with the investment policies of the Fund and one or more of these other clients served by the Adviser and is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. While in some cases this practice could have a detrimental effect on the price, value or quantity of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund.


                     ADDITIONAL INFORMATION CONCERNING TAXES

         General. The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

         The Fund is treated as a separate taxable entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to elect to be treated, and to qualify each year, as a regulated investment company. Qualification as a regulated investment company under the Code requires, among other things, that the Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its tax-exempt interest income (if any) net of certain deductions for a taxable year. In addition, the Fund must satisfy certain requirements with respect to the source of its income for each taxable year. At least 90% of the gross income of the Fund for a taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income
(including, but not limited to, gains from forward contracts) derived with respect to its business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to the Fund's principal business of investing in stock or securities. Any income derived by the Fund from a partnership or trust is treated for this purpose as derived with respect to its business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

         The Fund will not be treated as a regulated investment company under the Code if 30% or more of its gross income for a taxable year is derived from gains realized on the sale or other disposition of the following investments held for less than three months: (1) stock and securities (as defined in section 2(a)(36) of the 1940 Act) and (2) foreign currencies (and forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock and securities. Interest (including original issue discount and accrued market discount) received by the Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

         In order to qualify as a regulated investment company, the Fund must also diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total (gross) assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses.

         Any distribution of the excess of net long-term capital gain over net short-term capital loss and appropriately designated by the Fund is taxable to shareholders as long-term capital gain, regardless of how long the shareholder has held the Fund's shares and whether such distribution is received in cash or additional Fund shares. The Fund will designate such distributions as capital gain dividends in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Shareholders should note that, upon the redemption or other sale of Fund shares, if the shareholder has not held such shares for tax purposes for more than six months, any loss on the sale of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares. Losses on a redemption or other sale of shares may also be disallowed under wash sale rules if other shares of the Fund are acquired (including dividend reinvestments) within a prescribed period.

         An individual's net long-term capital gains are taxable at a maximum effective rate of 28%. Ordinary income of individuals is taxable at a maximum nominal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. For corporations, long-term and short-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35% (although surtax provisions apply at certain income levels to result in higher effective marginal rates).

         If the Fund retains net capital gain for reinvestment, the Fund may elect to treat such amounts as having been distributed to shareholders. As a result, the shareholders would be subject to tax on undistributed net capital gain, would be able to claim their proportionate share of the Federal income taxes paid by the Fund on such gain as a credit against their own Federal income tax liabilities, and would be entitled to an increase in their basis in their Fund shares.

         If for any taxable year the Fund does not qualify for the special Federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to Federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction for corporations.

         Foreign Taxes. Income (including, in some cases, capital gains) received from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund will be eligible and may elect to "pass-through" to its shareholders the amount of foreign income and other qualified foreign taxes paid by it. If this election is made, each taxable shareholder will be required to include in gross income (in addition to dividends and distributions actually received) his pro rata share of the qualified foreign taxes paid by the Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). If the Fund makes this election, each shareholder will be notified within 60 days after the close of the Fund's taxable year.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency gains, including currency gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If the Fund is not eligible to or does not make the election to "pass through" to its shareholders its foreign taxes, the foreign taxes it pays will reduce investment company taxable income and the distributions by the Fund will be treated as United States source income.

         The Fund may invest up to 10% of its total assets in the stock of foreign investment companies. Such companies are likely to be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operated as investment companies, may also satisfy the PFIC definition. A portion of the income and gains that the Fund derives from an equity investment in a PFIC may be subject to a non-deductible federal income tax (including an interest-equivalent amount) at the Fund level. In some cases, the Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC or by making an election (if available) to mark its PFIC investments to market or by otherwise managing its PFIC investments. The Fund will endeavor to limit its exposure to the PFIC tax by any available techniques or elections. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Fund may incur the PFIC tax in some instances.

         Other Tax Matters. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: transactions in foreign currency denominated debt instruments, foreign currency denominated payables and receivables, foreign currencies and foreign currency forward contracts. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any other gain or loss on the underlying transaction (subject to certain netting rules) and is generally, absent an election that may be available in some cases, taxable as ordinary gain or loss. Any gain or loss attributable to the foreign currency component of a transaction engaged in by the Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. Mark to market and other tax rules applicable to certain currency forward contracts may affect the amount, timing and character of the Fund's income, gain or loss and hence of its distributions to shareholders. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts the Fund may make or enter into will be subject to the special currency rules described above.

         The Fund may recognize income currently each taxable year for Federal income tax purposes under the Code's original issue discount rules in the amount of the unpaid, accrued interest with respect to bonds structured as zero coupon or deferred interest bonds or pay-in-kind securities, even though it receives no cash interest until the security's maturity or payment date. As discussed above, in order to qualify for treatment as a regulated investment company, the Fund must distribute substantially all of its income to shareholders. Thus, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or leverage itself by borrowing cash, so that it may satisfy the distribution requirement.

         The Fund is not liable for Massachusetts corporate excise taxes or franchise taxes and, provided that it qualifies as a regulated investment company, will not be required to pay Massachusetts income tax.

         Exchange control regulations that may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors may limit the Fund's ability to make sufficient distributions to satisfy the 90% and calendar year distribution requirements described above.

         Different  tax  treatment,   including   penalties  on  certain  excess
contributions  and  deferrals,   certain   pre-retirement  and   post-retirement
distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

         The foregoing discussion related solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

         Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.


                            PERFORMANCE CALCULATIONS

         The Fund may advertise its average annual total return. The Fund computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:


                                   T    =   [(  ERV  )1/n - 1]
                                                   P

                           Where:  T    =   average annual total return.
                                 ERV        = ending redeemable value at the end
                                            of  the   period   covered   by  the
                                            computation of a hypothetical $1,000
                                            payment made at the beginning of the
                                            period.

                                   P = hypothetical initial payment of $1,000.

     n = period covered by the computation, expressed in terms of years.

         The Fund computes its aggregate total return by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:


                                   T    =   [(  ERV  ) - 1]
                                                   P

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. The Fund's average annual total return and aggregate total return do not reflect any fees charged by Institutions to their clients.


                               GENERAL INFORMATION

         Dividends and Capital Gain Distributions

         The Fund's policy is to distribute substantially all of its net investment income, if any, together with any net realized capital gains in the amount and at the times that will generally avoid both income and the Federal excise tax on undistributed income and gains (see discussion under "Dividends, Capital Gain Distributions and Taxes" in the Prospectus). The amounts of any income dividends or capital gain distributions cannot be predicted.

         Any dividend or distribution paid shortly after the purchase of shares of the Fund by an investor may have the effect of reducing the per share net asset value of the Fund by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of a portion of the purchase price, are subject to income taxes as set forth in the Prospectus.

         Massachusetts Business Trust

         The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.

     APPENDIX -- DESCRIPTION OF RATINGS AND U.S. GOVERNMENT SECURITIES

I.       Description of Commercial Paper Ratings

         Description of Moody's highest commercial paper rating: Prime-1 ("P-1") --judged to be of the best quality. Issuers rated P-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

         Description  of S&P highest  commercial  papers  ratings:  A-1+ -- this designation indicates the degree of safety regarding timely payment is overwhelming. A-1 -- this designation indicates the degree of safety regarding timely payment is either overwhelming or very strong.

         Description of Bond Ratings

         The following summarizes the ratings used by S&P for corporate and municipal debt:

         AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

            AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

              A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Plus (+) or Minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt: Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

           Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

             A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. Those bonds in the Aa, A and Baa categories which Moody's believes possess the strongest investment attributes, within those categories are designated by the symbols Aa1, A1 and Baa1, respectively.

II.      Description of U.S. Government Securities and Certain Other Securities

         The term "U.S. Government securities" refers to a variety of securities which are issued or guaranteed by the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government.

         U.S. Treasury securities are backed by the "full faith and credit" of the United States Government. Securities issued or guaranteed by Federal agencies and U.S. Government sponsored enterprises or instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, an investor must look principally to the agency, enterprise or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency, enterprise or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export Import Bank, Farmers Home Administration, Federal Financing Bank and others. Certain agencies, enterprises and instrumentalities, such as the Government
National Mortgage Association are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies, enterprises and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies, enterprises and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government.

         Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority.

         An instrumentality of the U.S. Government is a Government agency organized under Federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Overseas Private Investment Corporation, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal National Mortgage Association.

                                               C: OTHER INFORMATION

Item 24.      Financial Statements and Exhibits.

              List all financial statements and exhibits filed as part of the Registration Statement.

              (a)     Financial Statements:
                           None

              (b)     Exhibits:

     (1)(a) Declaration of Trust initially filed on May 24, 1995 is incorporated by reference to Post-Effective No. 3 as filed with the Securitie and Exchange Commission January 2, 1996 ("Post-Effective Amendment No. 3"). (1)(b) Amendment to the Declaration of Trust dated June 8, 1995 initially filed on September 21, 1995 is incorporated by reference to Post- Effective Amendment No. 3. (1)(c) Amendment to the Declaration of Trust dated December 8, 1995 is incorporated by reference to Post-Effective Amendment No. 3. (1)(d) Amendment to Declaration of Trust dated March 1, 1996 is incorporated by reference to Post-Effective Amendment No. 4 as filed with the SEC April 1, 1996 ("Post-Effective Amendment No. 4"). (2) By-Laws initially filed on May 24, 1995 is incorporated by reference to Post-Effective Amendment No. 3. (3) Not Applicable. (4) Not Applicable. (5)(a) Investment Advisory Agreement between Registrant and Pictet International Management Limited with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3. (5)(b) Supplement dated January 2, 1996 to the Investment Advisory Agreement between Registrant and Pictet International Management Limited with respect to Pictet International Small Companies Fund is incorporated by reference to Post-Effective Amendment No. 4. (6)(a) Distribution Agreement between Registrant and 440 Financial Distributors, Inc. ("440 Distributors") is incorporated by reference to Post-Effective Amendment No. 3. (6)(b) Supplement dated January 2, 1996 to the Distribution Agreement dated between Registrant and 440 Distributors with respect to Pictet International Small Companies Fund is incorporated by reference to Post-Effective Amendment No. 4. (7) Not Applicable. (8)(a)
Custodian Agreement between Registrant and Brown Brothers Harriman & Co. with respect to Pictet Global Emerging Markets Fund is incorporated by reference
to Post-Effective Amendment No. 3.        (8)(b)Amendment to Custodian Agreement
dated January 10, 1996 between Registrant and Brown Brothers Harriman & Co. with respect to International Small Companies Fund is incorporated by reference to Post-Effective Amendment No. 4. (8)(c) Amendment to Custodian Agreement dated September 13, 1996 between Registrant and Brown Brothers Harriman & Co. is filed herein. (9)(a) Transfer Agency Agreement between Registrant and The Shareholder Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 3. (9)(b) Supplement dated January 2, 1996 to the Transfer Agency and Services Agreement between Registrant and First Data Investor Services
Group, Inc. with respect to Pictet International Small Companies Fund is incorporated by reference to Post-Effective Amendment No. 4. (9)(c) Administration Agreement between Registrant and The Shareholder Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 3. (9)(d) Supplement dated January 2, 1996 to the Administration Agreement between Registrant and First Data Investor Services Group, Inc.with respect to Pictet International Small Companies Fund is incorporated by reference to Post-Effective Amendment No. 4. (10) Not Applicable. (11) Not Applicable. (12) Not Applicable. (13)(a) Purchase Agreement dated October 2, 1995 is incorporated by reference to Post-Effective Amendment No. 3. (13)(b) Purchase Agreement dated February 1, 1996 with respect to Pictet International Small Companies is uncorporated by reference to Post- Effective Amendment No. 4. (14) Not Applicable. (15) Not Applicable. (16) Not Applicable. (17) Not Applicable.


Item 25.      Persons Controlled by or Under Common Control with Registrant.

              Registrant is not controlled by or under common control with any person.

Item 26.      Number of Holders of Securities.

              As of December 31, 1996, there are, with respect to the Pictet Global Emerging Markets Fund, 6 record holders of the Registrant's shares of beneficial interest, $.001 par value.

              As of December 31, 1996, there are, with respect to the Pictet International Small Companies Fund, 3 record holders of the Registrant's shares of beneficial interest, $.001 par value.

Item 27.      Indemnification.

              Under Section 4.3 of Registrant's Declaration of Trust, any past or present Trustee or officer of Registrant (hereinafter referred to as a "Covered Person") is indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Expenses may be paid by Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust and the Covered Person either provides security for such undertaking or insures Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28.      Business and Other Connections of Investment Adviser.

              Pictet International Management Limited (the "Adviser") is an affiliate of Pictet & Cie (the "Bank"), a Swiss private bank, which was founded in 1805. The Bank manages the accounts for institutional and private clients and is owned by seven partners. The Adviser, established in 1980, manages the investment needs of clients seeking to invest in the international fixed revenue and equity markets.

              The list required by this Item 28 of officers and directors of Pictet International Management Limited, together with the information as to any other business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Pictet International Management Limited pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15143).

Item 29.      Principal Underwriters.

              (a) 440 Distributors, the Trust's Distributor, also acts as principal underwriter and distributor for The Galaxy Funds, the Galaxy VIP Fund, The Galaxy II Fund, the Armada Funds (formerly known as NCC Funds), BT Insurance Funds Trust, the AMBAC Funds and Wilshire Target Funds, Inc.

              (b) The information required by this Item 29 (b) with respect to each director, officer, or partner of 440 Distributors is incorporated by reference to Schedule A of Form BD filed by 440 Financial Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. 8-45467).

     (c) 440 Distributors will not be paid any compensation from the Registrant for its services as principal underwriter.


Item 30.      Location of Accounts and Records.

              All accounts books and other  documents  required to be maintained
by  Registrant  by Section 31(a) of the  Investment  Company Act of 1940,     as
amended,     and the Rules thereunder will be maintained at the offices of:

              Pictet International Management Limited
              Cutlers Garden
              5 Devonshire Square
              London, England EC2M 4LD
              (records relating to its functions as investment adviser)

              Brown Brothers Harriman & Co.
              40 Water Street
              Boston, Massachusetts  02109
              (records relating to its functions as custodian)

     First Data Investor Services Group, Inc. One Exchange Place Boston, Massachusetts 02109 (records relating to its functions as transfer agent and administrator)

              440 Financial Distributors, Inc.
              440 Computer Drive
              Westboro, Massachusetts  01581-5120
              (records relating to its functions as distributor)

Item 31.      Management Services.

              Not Applicable.

Item 32.      Undertakings.

              (a)     Not Applicable.

              (b) The Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, regarding
   Pictet Eastern European Fund within four to six months after the effective date of the Registration Statement under the Securities Act of 1933.

              (c) The undersigned Registrant will afford to shareholders of the Fund the rights provided by Section 16(c) of the Investment Company Act of 1940, as amended, so long as Registrant does not hold annual meetings of its shareholders.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Panorama Trust has duly caused this Post-Effective Amendment No.6 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 28th day of
   February 1997    .

                                 PANORAMA TRUST

     By /s/ Jean G. Pilloud Jean G. Pilloud Chairman, President and Trustee


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 6 to the Registration Statement of Panorama Trust has been signed by the following persons in the capacities and on the dates indicated:

     Signature Title Date


     /s/ Jean G. Pilloud Chairman,  President     February 28, 1997     (Jean G.
Pilloud) and Trustee (principal executive officer)

     /s/  Michael C.  Kardok  Treasurer     February  28,  1997      (Michael C.
Kardok) (principal financial and accounting officer)

     /s/ Jean-Francois  Demole Trustee     February 28, 1997      (Jean-Francois
Demole)


     /s/ Jeffrey P. Somers,  Esq. Trustee     February 28, 1997      (Jeffrey P.
Somers, Esq.)


     /s/  Bruce  W.  Schnitzer  Trustee      February  28,  1997      (Bruce  W.
Schnitzer)


     /s/ David J. Callard Trustee    February 28, 1997     (David J. Callard)

